Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Receivables, Net

Prepayments and other receivables, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Deposits	26,880	35,797
Customer deposits (1)	232,500	73,861
Account receivables	17,228	150,621
Advance to suppliers (2)	297,383	73,475
VAT recoverables	75,885	99,547
Others	65,924	52,345
Cash advanced to staff	33,992	39,130
Deferred cost (3)	91,245	87,065
Less: allowance for credit losses	(935)	(2,358)
Impairment losses on deferred cost	—	(70,406)
Total	840,102	539,077
(1)
The amount relates to the refundable deposits paid to merchants to whom the Group provides platform service, mainly for consignment service.
(2)
The amount represents the prepayment to suppliers, mainly for purchasing official replacement products, new consumer electronics and pre-owned products.
Deferred cost represents acquired advertising resources for promotion purpose, and has been amortized based on actual consumptions. In 2022, impairment losses of RMB70,406 have been recognized based on estimated reduction on consumptions.
Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables

The movements in the allowance for credit losses for prepayments and other receivables are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1	390	—	935
Current period provision	4,600	1,525	6,293
Current period write-off	(4,990)	(590)	(4,870)
Balance as of December 31	—	935	2,358